UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler

Professionally Managed Portfolios

c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1523

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Report to Stockholders.

(a)

Bridges Investment Fund®
BRGIX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Bridges Investment Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at www.bridgesfund.com/resources/. You can also request this information by contacting us at 1-866-934-4700.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Bridges Investment Fund	$36	0.72%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$231,664,936
Number of Holdings	41
Net Advisory Fee	$556,077
Portfolio Turnover	4%
Visit www.bridgesfund.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	9.9%
NVIDIA Corp.	9.2%
Alphabet, Inc.	7.9%
Amazon.com, Inc.	7.5%
Meta Platforms, Inc.	5.4%
Apple, Inc.	5.1%
Palo Alto Networks, Inc.	4.7%
Mastercard, Inc.	4.3%
Visa, Inc.	3.8%
Progressive Corp.	2.9%

Top Sectors	(% of Net Assets)
Manufacturing	24.5%
Information	18.0%
Finance and Insurance	16.6%
Retail Trade	14.1%
Professional, Scientific, and Technical Services	10.7%
Administrative and Support and Waste Management and Remediation Services	8.1%
Transportation and Warehousing	4.1%
Wholesale Trade	1.1%
Real Estate and Rental and Leasing	0.9%
Cash & Other	1.9%

Top Industries	(% of Net Assets)
Computer and Electronic Product Manufacturing	20.1%
Publishing Industries	12.6%
Professional, Scientific, and Technical Services	10.7%
Administrative and Support Services	8.1%
Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers	7.5%
Insurance Carriers and Related Activities	7.1%
Securities, Commodity Contracts, and Other Financial Investments and Related Activities	5.6%
Web Search Portals, Libraries, Archives, and Other Information Services	5.4%
Truck Transportation	2.8%
Cash & Other	20.1%
Bridges Investment Fund	PAGE 1	TSR-SAR-74316P652

For additional information about the Fund, including its prospectus and other important materials, scan the QR code or visit  www.bridgesfund.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Bridges Investment Fund documents not be householded, please contact Bridges Investment Fund at 1-866-934-4700, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Bridges Investment Fund or your financial intermediary.
Bridges Investment Fund	PAGE 2	TSR-SAR-74316P652

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

BRIDGES INVESTMENT FUND®
Core Financial Statements
June 30, 2025 (Unaudited)

Bridges Investment Fund®
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Administrative and Support Services - 8.1%
Mastercard, Inc. - Class A	17,684	$ 9,937,347
Visa, Inc. - Class A	24,650	8,751,982
		18,689,329
Apparel Manufacturing - 0.7%
Cintas Corp.	7,000	1,560,090
Building Material and Garden Equipment and Supplies Dealers - 1.3%
Lowe’s Cos., Inc.	13,500	2,995,245
Chemical Manufacturing - 0.6%
Zoetis, Inc.	8,800	1,372,360
Computer and Electronic Product Manufacturing - 20.1%
Apple, Inc.	57,300	11,756,241
NVIDIA Corp.	135,500	21,407,645
Palo Alto Networks, Inc.(a)	53,000	10,845,920
Thermo Fisher Scientific, Inc.	6,500	2,635,490
		46,645,296
Credit Intermediation and Related Activities - 2.5%
JPMorgan Chase & Co.	20,250	5,870,677
Food and Beverage Retailers - 1.9%
Casey’s General Stores, Inc.	8,500	4,337,295
Funds, Trusts, and Other Financial Vehicles - 1.4%
Alcon AG	37,500	3,310,500
Furniture, Home Furnishings, Electronics, and Appliance Retailers - 0.7%
Floor & Decor Holdings, Inc. - Class A(a)	21,750	1,652,130
Health and Personal Care Retailers - 0.6%
Ulta Beauty, Inc.(a)	2,750	1,286,505
Insurance Carriers and Related Activities - 7.1%
Berkshire Hathaway, Inc. - Class B(a)	13,250	6,436,453
Progressive Corp.	25,000	6,671,500
UnitedHealth Group, Inc.	11,050	3,447,268
		16,555,221
Machinery Manufacturing - 0.5%
BWX Technologies, Inc.	8,750	1,260,525
Merchant Wholesalers, Durable Goods - 1.1%
Copart, Inc.(a)	30,000	1,472,100
Pool Corp.	3,900	1,136,772
		2,608,872

The accompanying notes are an integral part of these financial statements.

1

Bridges Investment Fund®
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
Miscellaneous Manufacturing - 2.6%
Intuitive Surgical, Inc.(a)	9,000	$4,890,690
Stryker Corp.	2,750	1,087,983
		5,978,673
Motor Vehicle and Parts Dealers - 2.1%
AutoZone, Inc.(a)	400	1,484,892
Lithia Motors, Inc.	10,000	3,378,200
		4,863,092
Oil and Gas Extraction - 0.8%
EOG Resources, Inc.	16,000	1,913,760
Professional, Scientific, and Technical Services - 10.7%
Alphabet, Inc. - Class A	73,434	12,941,274
Alphabet, Inc. - Class C	29,891	5,302,364
ServiceNow, Inc.(a)	6,450	6,631,116
		24,874,754
Publishing Industries - 12.6%
Adobe, Inc.(a)	9,500	3,675,360
Cadence Design Systems, Inc.(a)	8,000	2,465,200
Microsoft Corp.	46,250	23,005,213
		29,145,773
Rail Transportation - 1.3%
Union Pacific Corp.	13,050	3,002,544
Rental and Leasing Services - 0.9%
United Rentals, Inc.	2,700	2,034,180
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 5.6%
Blackrock, Inc.	3,150	3,305,138
Chemed Corp.	2,000	973,860
Intercontinental Exchange, Inc.	20,000	3,669,400
S&P Global, Inc.	9,500	5,009,255
		12,957,653
Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 7.5%
Amazon.com, Inc.(a)	79,060	17,344,973
Truck Transportation - 2.8%
Old Dominion Freight Line, Inc.	40,000	6,492,000
Web Search Portals, Libraries, Archives, and Other Information Services - 5.4%
Meta Platforms, Inc. - Class A	17,000	12,547,530
TOTAL COMMON STOCKS (Cost $60,771,449)		229,298,977

The accompanying notes are an integral part of these financial statements.

2

Bridges Investment Fund®
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%
First American Treasury Obligations Fund - Class X, 4.24%(b)	2,473,946	$2,473,946
TOTAL SHORT-TERM INVESTMENTS (Cost $2,473,946)		2,473,946
TOTAL INVESTMENTS - 100.0% (Cost $63,245,395)		$231,772,923
Liabilities in Excess of Other Assets - (0.0)%(c)		(107,987)
TOTAL NET ASSETS - 100.0%		$231,664,936

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

3

BRIDGES INVESTMENT FUND®
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

ASSETS:
Investments, at value	$231,772,923
Receivable for fund shares sold	40,000
Interest receivable	9,172
Dividends receivable	6,460
Dividend tax reclaims receivable	6,273
Prepaid expenses and other assets	24,673
Total assets	231,859,501
LIABILITIES:
Payable to adviser	92,802
Payable for fund administration and accounting fees	41,908
Payable for transfer agent fees and expenses	12,954
Payable for capital shares redeemed	12,321
Payable for custodian fees	6,967
Payable for compliance fees	2,397
Payable for expenses and other liabilities	25,216
Total liabilities	194,565
NET ASSETS	$231,664,936
Net Assets Consists of:
Paid-in capital	$38,861,638
Total distributable earnings	192,803,298
Total net assets	$231,664,936
Net assets	$231,664,936
Shares issued and outstanding(a)	2,068,610
Net asset value per share	$111.99
Cost:
Investments, at cost	$63,245,395

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

4

BRIDGES INVESTMENT FUND®
STATEMENT OF OPERATIONS
For the Period Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$799,261
Other income	734
Less: Dividend withholding taxes	(1,993)
Total investment income	798,002
EXPENSES:
Investment advisory fee	556,077
Fund administration and accounting fees	120,336
Transfer agent fees	39,589
Federal and state registration fees	14,265
Custodian fees	14,051
Trustees’ fees	11,974
Audit fees	9,172
Compliance fees	7,438
Legal fees	5,946
Reports to shareholders	2,903
Other expenses and fees	20,101
Total expenses	801,852
NET INVESTMENT LOSS	(3,850)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	11,218,363
Net realized gain (loss)	11,218,363
Net change in unrealized appreciation (depreciation) on:
Investments	(4,125,655)
Net change in unrealized appreciation (depreciation)	(4,125,655)
Net realized and unrealized gain (loss)	7,092,708
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,088,858

The accompanying notes are an integral part of these financial statements.

5

BRIDGES INVESTMENT FUND®
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$(3,850)	$(198,525)
Net realized gain (loss)	11,218,363	33,268,237
Net change in unrealized appreciation (depreciation)	(4,125,655)	24,020,587
Net increase (decrease) in net assets from operations	7,088,858	57,090,299
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(23,417,402)
Total distributions to shareholders	—	(23,417,402)
CAPITAL TRANSACTIONS:
Shares sold	3,755,131	4,665,588
Shares issued in reinvestment of distributions	—	11,373,321
Shares redeemed	(13,092,403)	(23,730,822)
Net increase (decrease) in net assets from capital transactions	(9,337,272)	(7,691,913)
NET INCREASE (DECREASE) IN NET ASSETS	(2,248,414)	25,980,984
NET ASSETS:
Beginning of the period	233,913,350	207,932,366
End of the period	$231,664,936	$233,913,350
SHARES TRANSACTIONS
Shares sold	35,912	44,160
Shares issued in reinvestment of distributions	—	100,622
Shares redeemed	(123,193)	(215,506)
Total increase (decrease) in shares outstanding	(87,281)	(70,724)

The accompanying notes are an integral part of these financial statements.

6

BRIDGES INVESTMENT FUND®
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$108.50	$93.38	$69.64	$104.32	$88.73	$73.02
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.00)(b)	(0.09)	(0.02)	(0.08)	(0.12)	0.03
Net realized and unrealized gain (loss) on investments(c)	3.49	26.50	27.03	(29.59)	22.81	19.14
Total from investment operations	3.49	26.41	27.01	(29.67)	22.69	19.17
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.01)	—	—	(0.08)
Net realized gains	—	(11.29)	(3.26)	(5.01)	(7.10)	(3.38)
Total distributions	—	(11.29)	(3.27)	(5.01)	(7.10)	(3.46)
Net asset value, end of period	$111.99	$108.50	$93.38	$69.64	$104.32	$88.73
Total return(e)	3.22%	27.80%	38.91%	−28.75%	25.93%	26.44%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$231,665	$233,913	$207,932	$175,052	$270,124	$238,235
Ratio of expenses to average net assets(f)	0.72%	0.71%	0.72%	0.77%	0.72%	0.77%
Ratio of net investment income (loss) to average net assets(f)	(0.00)%(g)	(0.08)%	(0.02)%	(0.10)%	(0.12)%	0.05%
Portfolio turnover rate(e)	4%(d)	6%(d)	5%(d)	11%	9%	9%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Amount represents less than $0.005 per share.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Portfolio turnover rate excludes the impact of in-kind transactions.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

7

Bridges Investment Fund®
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
The Bridges Investment Fund® (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services–Investment Companies”. Prior to converting to the Trust on January 3, 2023, the Fund was organized as a standalone entity incorporated in the State of Nebraska. The Fund commenced operations on July 1, 1963.
The investment objective of the Fund is to seek long-term capital appreciation, with a secondary objective of generating a modest amount of current income.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Securities for which market quotations are not readily available are valued at their respective fair values as determined in accordance with procedures approved by the Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Bridges Investment Management, Inc. (the “Adviser”) as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that

8

Bridges Investment Fund®
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2025. See the Schedule of Investments for industry breakouts.

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$229,298,977	$ —	$ —	$229,298,977
Money Market Funds	2,473,946	—	—	2,473,946
Total Investments in Securities	$231,772,923	$—	$—	$231,772,923

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare dividends in each calendar year of at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. At the most recent fiscal year ended December 31, 2024, the Fund had no post-October losses or late year losses. At the most recent fiscal year ended December 31, 2024, the Fund had no capital loss carryovers available for federal income tax purposes.
As of June 30, 2025, the Fund did not have any tax positions that did not meet the “more-likely-than- not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies major tax jurisdiction as U.S. Federal and the Commonwealth of Massachusetts (State of Nebraska for periods prior to converting to the Trust on January 3, 2023). As of June 30, 2025, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.
D.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest

9

Bridges Investment Fund®
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
income and securities lending income are recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.
E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved liquidity risk management program that requires, among other things, that the Fund limit its illiquid investments to no more than 15% of net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.
Recently Issued Accounting Pronouncements. Management has evaluated the impact of adopting
ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund.  The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
K.
Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
The Adviser provides the Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to receive a monthly fee at the annual rate of 0.50% based upon the average daily net assets of the Fund. For the six months ended June 30, 2025, the advisory fees incurred by the Fund are disclosed in the Statement of Operations. The investment advisory fees incurred are paid monthly to the Adviser, net of any monthly waiver or reimbursement discussed below.
The Adviser has contractually agreed to limit the annual ratio of expenses (“Expense Cap”) to 1.05% of the Fund’s average daily net assets (excluding any front-end or contingent deferred loads, taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation). The Operating Expense Limitation Agreement has an indefinite term and

10

Bridges Investment Fund®
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Fund, upon sixty days written notice to the Adviser. The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior thirty-six months from the date the fees were waived and/or expenses were paid. The Fund must pay their current ordinary operating expenses before the Adviser is entitled to any reimbursements of fees and/or expenses. Any such reimbursement is subject to the Board’s review and approval. This reimbursement may be requested by the Adviser if the aggregate amount actually paid by the Fund towards operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement. The Fund operated below the current Expense Cap and accordingly, the Adviser did not waive any fees or reimburse expenses for the six months ended June 30, 2025. Any fees reimbursed to the advisor prior to the reorganization into the Trust are not subject to recoupment. Any amount due from the Adviser is paid monthly to the Fund, if applicable. Expenses associated with a specific Fund in the Trust are charged to that Fund. Common Trust expenses are typically allocated evenly between the Funds of the Trust, or by other equitable means.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Fund’s expenses, reviews expense accruals, and prepares materials supplied to the Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund to Fund Services for these services for the six months ended June 30, 2025 are disclosed in the Statement of Operations.
Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.
U.S. Bank N.A. serves as the Fund’s custodian. U.S. Bank N.A. is an affiliate of Fund Services.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
For the six months ended June 30, 2025, the cost of purchases and the proceeds from the sale and maturity of securities, excluding short-term investments, were $8,311,973 and $18,493,3661 respectively.
[1]	$2,895,332 of this figure relates to in-kind transactions.
For the six months ended June 30, 2025, there were no purchases, sales or maturities of long-term U.S. Government obligations in the Fund.
NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the six months ended June 30, 2025 (estimated) and the year ended December 31, 2024 for the Fund were as follows:

	June 30, 2025	December 31, 2024
Ordinary income	$ —	$—
Long-term capital gain	—	23,417,402

The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

11

Bridges Investment Fund®
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at the most recent fiscal year ended December 31, 2024 were as follows:

Cost of investments	$61,786,339
Gross tax unrealized appreciation	173,107,842
Gross tax unrealized depreciation	(795,709)
Net tax unrealized appreciation (depreciation)	172,312,133
Undistributed ordinary income	—
Undistributed long-term capital gain	13,402,307
Total distributable earnings	13,402,307
Other distributable (accumulated) gains (losses)	—
Total distributable (accumulated) earnings (losses)	$185,714,440

NOTE 6 – INVESTMENT TRANSACTIONS
During the six months ended June 30, 2025, the Fund realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amounts of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statement of Operations is as follows:

	Redemptions In Kind	Realized Gains	Realized Losses
Bridges Investment Fund	$2,895,332	$2,807,503	$ —

12

Bridges Investment Fund®
ADDITIONAL INFORMATION (Unaudited)
INFORMATION ABOUT PROXY VOTING
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 866-934-4700. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 866-934-4700. Furthermore, you can obtain this information on the SEC’s website at www.sec.gov, and the Fund website at www.bridgesfund.com/resources/.
INFORMATION ABOUT THE PORTFOLIO HOLDINGS
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Fund Form N-PORT reports may also be obtained by calling 866-934-4700.

13

Bridges Investment Fund®
ADDITIONAL INFORMATION (Unaudited)(Continued)
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not Applicable

14

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	9/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	9/5/2025

By (Signature and Title)	/s/ Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date	9/5/2025

* Print the name and title of each signing officer under his or her signature